UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2009

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 65.5%
Health Care - 11.2%
Biotechnology - 2.7%
Amgen, Inc. (a)	276,500	$16,518,110
Biogen Idec, Inc. (a)	81,990	4,116,718

		20,634,828

Health Care Providers & Services - 4.9%
Aetna, Inc.	121,600	3,465,600
AmerisourceBergen Corp.-Class A	99,780	2,126,312
Humana, Inc. (a)	51,300	1,831,410
Medco Health Solutions, Inc. (a)	237,135	13,094,595
Quest Diagnostics, Inc.	134,090	7,235,496
UnitedHealth Group, Inc.	327,000	9,156,000

		36,909,413

Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. (a)	65,700	2,970,297

Pharmaceuticals - 3.2%
Abbott Laboratories	70,000	3,166,100
Eli Lilly & Co.	261,500	8,749,790
Endo Pharmaceuticals Holdings, Inc. (a)	90,990	2,053,644
Forest Laboratories, Inc. (a)	126,850	3,712,900
Schering-Plough Corp.	238,400	6,718,112

		24,400,546

		84,915,084

Energy - 10.5%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	120,625	4,307,519
Noble Corp.	116,520	4,081,695

		8,389,214

Oil, Gas & Consumable Fuels - 9.4%
Chevron Corp.	162,630	11,374,342
ConocoPhillips	44,575	2,007,212
Exxon Mobil Corp.	319,860	22,118,319
Occidental Petroleum Corp.	285,665	20,882,112
Total SA (Sponsored ADR)	259,145	14,841,234

		71,223,219

		79,612,433

Financials - 10.4%
Capital Markets - 3.2%
Bank of New York Mellon Corp.	127,100	3,763,431
BlackRock, Inc.-Class A	22,100	4,410,497
The Goldman Sachs Group, Inc.	29,300	4,847,978

Morgan Stanley	105,700	3,061,072
State Street Corp.	89,200	4,681,216
TD Ameritrade Holding Corp. (a)	188,520	3,627,125

		24,391,319

Diversified Financial Services - 1.0%
Bank of America Corp.	245,500	4,318,345
IntercontinentalExchange, Inc. (a)	37,600	3,526,880

		7,845,225

Insurance - 6.2%
ACE Ltd.	208,750	10,892,575
Arch Capital Group Ltd. (a)	154,000	10,005,380
Axis Capital Holdings Ltd.	606,500	18,486,120
Loews Corp.	108,600	3,708,690
RenaissanceRe Holdings Ltd.	73,100	3,980,295

		47,073,060

		79,309,604

Industrials - 8.7%
Aerospace & Defense - 5.9%
Goodrich Corp.	143,940	7,939,730
ITT Corp.	40,300	2,018,224
L-3 Communications Holdings, Inc.	156,030	11,608,632
Raytheon Co.	398,700	18,810,666
United Technologies Corp.	72,630	4,311,317

		44,688,569

Construction & Engineering - 1.2%
Fluor Corp.	74,750	3,954,275
URS Corp. (a)	130,800	5,654,484

		9,608,759

Electrical Equipment - 0.3%
Hubbell, Inc.-Class B	56,870	2,187,789

Machinery - 1.2%
Dover Corp.	52,100	1,802,139
Flowserve Corp.	41,200	3,553,500
Joy Global, Inc.	91,305	3,547,199

		8,902,838

Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	51,300	1,232,739

		66,620,694

Information Technology - 7.3%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	141,400	3,054,240
F5 Networks, Inc. (a)	52,525	1,811,587

		4,865,827

Computers & Peripherals - 0.5%
EMC Corp. (a)	134,300	2,135,370
NetApp, Inc. (a)	82,600	1,879,150

		4,014,520

Electronic Equipment, Instruments & Components - 0.3%
Arrow Electronics, Inc. (a)	36,100	997,804
Dolby Laboratories, Inc.-Class A (a)	32,600	1,271,726

		2,269,530

Internet Software & Services - 1.1%
Ebay, Inc. (a)	201,200	4,454,568
VeriSign, Inc. (a)	179,000	3,793,010

		8,247,578

IT Services - 3.4%
Accenture Ltd.-Class A	345,029	11,385,957
Amdocs Ltd. (a)	43,900	1,067,648
SAIC, Inc. (a)	743,000	13,738,070

		26,191,675

Semiconductors & Semiconductor Equipment - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored ADR)	184,703	1,976,322

Software - 1.0%
Symantec Corp. (a)	521,300	7,882,056

		55,447,508

Consumer Staples - 6.9%
Food & Staples Retailing - 1.3%
Safeway, Inc.	165,815	3,158,776
Wal-Mart Stores, Inc.	133,100	6,770,797

		9,929,573

Food Products - 1.9%
Archer-Daniels-Midland Co.	341,400	9,842,562
ConAgra Foods, Inc.	229,515	4,711,943

		14,554,505

Tobacco - 3.7%
Lorillard, Inc.	202,580	14,741,746
Philip Morris International, Inc.	298,000	13,621,580

		28,363,326

		52,847,404

Consumer Discretionary - 6.5%
Auto Components - 0.2%
WABCO Holdings, Inc.	75,900	1,447,413

Diversified Consumer Services - 1.2%
Apollo Group, Inc.-Class A (a)	148,005	9,593,684

Media - 2.6%
Comcast Corp.-Class A	829,515	12,708,170
Discovery Communications, Inc.-Class A (a)	82,000	2,125,440
Time Warner, Inc.	170,165	4,749,305

		19,582,915

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	209,245	8,851,064
Home Depot, Inc.	70,700	1,929,403
Ross Stores, Inc.	171,600	8,003,424

		18,783,891

		49,407,903

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
CenturyTel, Inc.	153,435	4,945,210
Qwest Communications International, Inc.	3,273,350	11,751,326
Verizon Communications, Inc.	107,988	3,351,948

		20,048,484

Materials - 0.8%
Chemicals - 0.8%
CF Industries Holdings, Inc.	50,800	4,148,328
Terra Industries, Inc.	71,200	2,215,032

		6,363,360

Utilities - 0.6%
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	141,900	4,493,973

Total Common Stocks (cost $453,609,029)		499,066,447

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 13.0%
Industrial - 6.6%
Basic - 1.2%
Alcoa, Inc.
6.75%, 7/15/18	$265	258,096
ArcelorMittal
6.125%, 6/01/18	870	832,701
ArcelorMittal USA, Inc.
6.50%, 4/15/14	400	404,878
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16	564	640,156
The Dow Chemical Co.
7.375%, 11/01/29	60	59,835
7.60%, 5/15/14	365	394,131
8.55%, 5/15/19	965	1,051,131
EI Du Pont de Nemours & Co.
5.875%, 1/15/14	354	392,443
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17	650	677,625
Inco Ltd.
7.75%, 5/15/12	734	799,038
International Paper Co.
5.30%, 4/01/15	660	636,028
7.95%, 6/15/18	490	520,079

PPG Industries, Inc.
5.75%, 3/15/13	765	812,652
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18	695	748,197
Weyerhaeuser Co.
7.375%, 3/15/32	905	761,350

		8,988,340

Capital Goods - 0.5%
John Deere Capital Corp.
5.25%, 10/01/12	605	653,441
Lafarge SA
6.15%, 7/15/11	629	649,392
Tyco International Finance SA
6.00%, 11/15/13	1,005	1,081,129
8.50%, 1/15/19	280	338,054
United Technologies Corp.
4.875%, 5/01/15	362	393,948
Vulcan Materials Co.
5.60%, 11/30/12	840	874,206

		3,990,170

Communications - Media - 0.8%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)	480	499,432
CBS Corp.
8.875%, 5/15/19	625	672,202
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	440	553,023
Comcast Corp.
5.50%, 3/15/11	625	655,925
News America Holdings, Inc.
9.25%, 2/01/13	150	175,038
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290	352,762
RR Donnelley & Sons Co.
5.50%, 5/15/15	990	913,848
Time Warner Cable, Inc.
7.50%, 4/01/14	245	281,198
Time Warner Entertainment Co.
8.375%, 3/15/23	725	844,603
WPP Finance UK
5.875%, 6/15/14	425	428,033
8.00%, 9/15/14	630	690,024

		6,066,088

Communications - Telecommunications - 1.0%
AT&T Corp.
7.30%, 11/15/11	540	600,286

BellSouth Corp.
5.20%, 9/15/14	860	933,535
British Telecommunications PLC
5.15%, 1/15/13	625	647,599
Embarq Corp.
7.082%, 6/01/16	1,274	1,360,209
Qwest Corp.
7.50%, 10/01/14	890	882,213
7.875%, 9/01/11	660	673,200
Telecom Italia Capital SA
6.175%, 6/18/14	545	590,255
Telus Corp.
8.00%, 6/01/11	425	462,570
Verizon Communications, Inc.
4.90%, 9/15/15	380	402,974
5.25%, 4/15/13	465	501,252
Vodafone Group PLC
7.75%, 2/15/10	790	813,959

		7,868,052

Consumer Cyclical - Automotive - 0.0%
Daimler Finance North America LLC
5.75%, 9/08/11	240	251,658

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
6.875%, 5/01/12	465	508,533
7.625%, 4/15/31	600	658,899

		1,167,432

Consumer Non-Cyclical - 1.5%
Altria Group, Inc.
9.70%, 11/10/18	365	446,484
Baxter FinCo BV
4.75%, 10/15/10	400	415,745
Bottling Group LLC
6.95%, 3/15/14	525	614,951
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	415	433,929
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (b)	1,415	1,472,143
Campbell Soup Co.
6.75%, 2/15/11	505	544,812
Diageo Capital PLC
7.375%, 1/15/14	535	618,037
Fisher Scientific International, Inc.
6.125%, 7/01/15	840	865,200
Fortune Brands, Inc.
4.875%, 12/01/13	890	877,710

Kroger Co.
6.80%, 4/01/11	1,055	1,129,211
Pepsico, Inc.
4.65%, 2/15/13	570	611,707
Pfizer, Inc.
5.35%, 3/15/15	600	667,784
The Procter & Gamble Co.
4.70%, 2/15/19	590	614,458
Safeway, Inc.
4.95%, 8/16/10	785	812,153
5.80%, 8/15/12	870	942,498
Whirlpool Corp.
8.60%, 5/01/14	75	82,370
Wyeth
5.50%, 2/01/14	480	524,861

		11,674,053

Energy - 0.6%
Anadarko Petroleum Corp.
5.95%, 9/15/16	65	67,596
6.45%, 9/15/36	190	188,076
Apache Corp.
5.25%, 4/15/13	330	352,910
Baker Hughes, Inc.
6.50%, 11/15/13	300	336,220
Canadian Natural Resources Ltd.
5.15%, 2/01/13	250	261,508
Nabors Industries, Inc.
9.25%, 1/15/19	635	745,252
Noble Energy, Inc.
8.25%, 3/01/19	610	727,792
The Premcor Refining Group, Inc.
7.50%, 6/15/15	614	627,982
Valero Energy Corp.
6.875%, 4/15/12	580	625,177
Weatherford International Ltd.
5.15%, 3/15/13	325	338,663

		4,271,176

Services - 0.1%
The Western Union Co.
5.93%, 10/01/16	820	884,880

Technology - 0.5%
Cisco Systems, Inc.
5.25%, 2/22/11	560	592,514
Computer Sciences Corp.
5.50%, 3/15/13	465	488,464
Dell, Inc.
5.625%, 4/15/14	370	403,397

Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (c)	820	911,131
Motorola, Inc.
6.50%, 9/01/25	535	419,601
7.50%, 5/15/25	90	77,516
Oracle Corp.
4.95%, 4/15/13	391	418,448
Xerox Corp.
8.25%, 5/15/14	630	709,415

		4,020,486

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	842	859,387

Transportation - Railroads - 0.1%
CSX Corp.
5.50%, 8/01/13	280	295,903

		50,337,625

Financial Institutions - 4.9%
Banking - 2.8%
American Express Co.
8.125%, 5/20/19	615	688,264
ANZ National International Ltd.
6.20%, 7/19/13 (b)	375	405,105
Bank of America Corp.
4.50%, 8/01/10	1,345	1,378,137
Barclays Bank PLC
8.55%, 6/15/11 (b)(d)	705	613,350
The Bear Stearns Co., Inc.
5.55%, 1/22/17	1,020	1,031,591
7.625%, 12/07/09	850	865,228
Citigroup, Inc.
4.625%, 8/03/10	760	771,990
5.50%, 4/11/13	575	572,326
8.50%, 5/22/19	675	737,828
Countrywide Financial Corp.
5.80%, 6/07/12	382	396,362
6.25%, 5/15/16	1,278	1,239,753
Countrywide Home Loans, Inc.
Series L
4.00%, 3/22/11	32	32,310
Credit Suisse USA, Inc.
5.50%, 8/15/13	248	265,521
The Goldman Sachs Group, Inc.
4.75%, 7/15/13	410	423,873
5.125%, 1/15/15	370	383,445
7.35%, 10/01/09	196	197,089
7.50%, 2/15/19	605	696,533

JP Morgan Chase & Co.
6.75%, 2/01/11	580	617,383
Morgan Stanley
5.05%, 1/21/11	840	867,544
5.30%, 3/01/13	280	292,511
6.625%, 4/01/18	715	764,005
Rabobank Nederland
11.00%, 6/30/19 (b)(d)	110	129,937
Regions Financial Corp.
6.375%, 5/15/12	1,250	1,158,158
Sovereign Bancorp, Inc.
4.80%, 9/01/10	1,335	1,371,890
Sovereign Bank
5.125%, 3/15/13	785	806,266
UBS Preferred Funding Trust II
7.247%, 6/26/11 (d)	1,000	735,927
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (b)(d)	1,320	993,452
Union Bank of California
5.95%, 5/11/16	405	395,031
Union Planters Corp.
7.75%, 3/01/11	828	802,785
Wachovia Corp.
5.50%, 5/01/13	820	871,243
Wells Fargo & Co.
4.20%, 1/15/10	445	449,425
5.625%, 12/11/17	335	351,004

		21,305,266

Brokerage - 0.1%
Lazard Group
6.85%, 6/15/17	920	900,176

Finance - 0.4%
General Electric Capital Corp.
4.80%, 5/01/13	840	872,227
5.625%, 5/01/18	710	706,993
HSBC Finance Corp.
7.00%, 5/15/12	365	393,221
SLM Corp.
Series A
5.375%, 1/15/13	1,335	1,024,328

		2,996,769

Insurance - 1.2%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	165	159,162
Assurant, Inc.
5.625%, 2/15/14	895	915,312

Berkshire Hathaway Finance Corp.
4.20%, 12/15/10	590	611,280
CNA Financial Corp.
5.85%, 12/15/14	340	307,980
Genworth Financial, Inc.
6.515%, 5/22/18	825	591,914
Humana, Inc.
6.30%, 8/01/18	90	81,705
6.45%, 6/01/16	65	61,731
7.20%, 6/15/18	130	125,884
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (b)	795	714,397
Lincoln National Corp.
8.75%, 7/01/19	172	192,340
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)	345	387,155
Nationwide Mutual Insurance Co.
5.81%, 12/15/24 (b)(d)	2,213	1,650,106
Principal Financial Group, Inc.
7.875%, 5/15/14	490	540,830
Prudential Financial, Inc.
5.15%, 1/15/13	520	523,957
6.20%, 1/15/15	65	68,091
Series D
7.375%, 6/15/19	50	54,340
UnitedHealth Group, Inc.
5.25%, 3/15/11	635	657,076
WellPoint, Inc.
5.25%, 1/15/16	425	430,398
ZFS Finance USA Trust I
6.15%, 12/15/65 (b)(d)	1,000	870,000

		8,943,658

REITS - 0.4%
ERP Operating LP
5.25%, 9/15/14	935	931,580
HCP, Inc.
5.95%, 9/15/11	885	898,799
Simon Property Group LP
5.00%, 3/01/12	835	856,033

		2,686,412

		36,832,281

Utility - 1.2%
Electric - 0.6%
FirstEnergy Corp.
Series B
6.45%, 11/15/11	46	49,220

Series C
7.375%, 11/15/31	395	436,059
FPL Group Capital, Inc.
6.35%, 10/01/66 (d)	430	365,500
6.65%, 6/15/67 (d)	1,290	1,122,300
MidAmerican Energy Holdings Co.
5.875%, 10/01/12	375	406,737
Nisource Finance Corp.
6.80%, 1/15/19	865	877,228
The Southern Co.
Series A
5.30%, 1/15/12	229	245,135
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (b)	1,200	1,249,747

		4,751,926

Natural Gas - 0.5%
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	835	883,191
Texas Eastern Transmission Corp.
7.30%, 12/01/10	1,700	1,750,913
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (d)	965	810,600
Williams Co., Inc.
7.875%, 9/01/21	368	398,483

		3,843,187

Other Utility - 0.1%
Veolia Environnement
6.00%, 6/01/18	555	591,851

		9,186,964

Non Corporate Sectors - 0.3%
Agencies - Not Government Guaranteed - 0.3%
Gaz Capital SA
6.212%, 11/22/16 (b)	1,880	1,680,250
TransCapitalInvest Ltd. for OJSC AK Transneft
8.70%, 8/07/18 (b)	690	715,875

		2,396,125

Total Corporates - Investment Grades (cost $97,908,231)		98,752,995

MORTGAGE PASS-THRU’S - 6.7%
Agency Fixed Rate 30-Year - 5.8%
Federal Home Loan Mortgage Corp. Gold
Series 2005
4.50%, 10/01/35	3,372	3,399,140
5.50%, 1/01/35	4,701	4,922,240
Series 2008
6.50%, 5/01/35	937	1,007,648

Federal National Mortgage Association
Series 2004
6.00%, 11/01/34	2,674	2,833,041
Series 2006
5.00%, 2/01/36	6,212	6,400,407
6.50%, 9/01/36	1,461	1,566,230
Series 2007
4.50%, 1/01/36	5,526	5,584,535
Series 2008
5.50%, 8/01/37	12,682	13,259,767
6.00%, 3/01/37	5,155	5,451,324

		44,424,332

Agency ARMS - 0.9%
Federal Home Loan Mortgage Corp.
Series 2006
5.916%, 1/01/37 (e)	439	462,355
6.233%, 12/01/36 (e)	490	517,078
Series 2007
5.973%, 2/01/37 (e)	553	582,484
6.074%, 1/01/37 (e)	242	254,999
Series 2009
4.772%, 4/01/36 (d)	1,784	1,852,190
Federal National Mortgage Association
Series 2007
4.727%, 3/01/34 (d)	1,458	1,515,068
4.995%, 8/01/37 (d)	643	674,080
5.93%, 2/01/37 (e)	504	532,178

		6,390,432

Total Mortgage Pass-Thru’s (cost $49,306,680)		50,814,764

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Non-Agency Fixed Rate CMBS - 4.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51	1,510	1,160,857
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW12, Class A4
5.903%, 9/11/38	1,200	1,126,078
Commercial Mortgage Pass Through Certificates
Series 2005-C6, Class A5A
5.116%, 6/10/44	730	704,698
Series 2006-C8, Class A4
5.306%, 12/10/46	1,230	1,054,535
Series 2007-C9, Class A4
6.01%, 12/10/49	1,710	1,503,133

Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.02%, 6/15/38	1,325	1,059,069
CS First Boston Mortgage Securities Corp.
Series 2004-C3, Class A5
5.113%, 7/15/36	401	392,529
Series 2005-C1, Class A4
5.014%, 2/15/38	685	663,396
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.478%, 4/10/37	360	232,970
Series 2007-GG11, Class A4
5.736%, 12/10/49	1,300	1,141,242
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,070	912,976
GS Mortgage Securities Corp. II
Series 2006-GG8, Class A2
5.479%, 11/10/39	1,646	1,635,184
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB1, Class A4
5.814%, 6/12/43	1,630	1,493,312
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,220	1,123,132
Series 2007-C1, Class A4
5.716%, 2/15/51	1,720	1,257,800
Series 2007-CB18, Class A4
5.44%, 6/12/47	1,735	1,430,399
Series 2007-LD11, Class A4
6.006%, 6/15/49	1,735	1,467,404
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29	859	858,360
Series 2006-C1, Class A4
5.156%, 2/15/31	1,970	1,772,198
Series 2006-C7, Class A3
5.347%, 11/15/38	1,020	898,850
Series 2007-C1, Class A4
5.424%, 2/15/40	1,700	1,290,392
Series 2008-C1, Class A2
6.318%, 4/15/41	2,865	2,725,599
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 6/12/46	1,805	1,603,856
Series 2006-4, Class AM
5.204%, 12/12/49	435	281,358

Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	1,705	1,521,893
Series 2007-C31, Class A4
5.509%, 4/15/47	1,730	1,307,044
Series 2007-C32, Class A2
5.924%, 6/15/49	985	966,034
Series 2007-C32, Class A3
5.929%, 6/15/49	693	540,266

Total Commercial Mortgage-Backed Securities (cost $35,055,837)		32,124,564

GOVERNMENTS - TREASURIES - 3.8%
United States - 3.8%
U.S. Treasury Bonds
3.75%, 11/15/18	5,535	5,683,753
4.50%, 2/15/36	4,180	4,398,146
U.S. Treasury Notes
1.75%, 1/31/14	16,520	16,234,766
2.625%, 7/31/14	2,710	2,742,181

Total Governments - Treasuries (cost $28,894,124)		29,058,846

CORPORATES - NON-INVESTMENT GRADES - 1.6%
Industrial - 0.8%
Basic - 0.1%
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (b)	315	304,369
United States Steel Corp.
5.65%, 6/01/13	770	733,720

		1,038,089

Capital Goods - 0.3%
Bombardier, Inc.
6.75%, 5/01/12 (b)	370	361,675
Hanson Australia Funding Ltd.
5.25%, 3/15/13	945	793,800
Owens Corning, Inc.
6.50%, 12/01/16	558	528,998
Textron Financial Corp.
4.60%, 5/03/10	76	74,895
5.125%, 2/03/11	141	136,915
5.40%, 4/28/13	103	90,811

		1,987,094

Communications - Media - 0.1%
Clear Channel Communications, Inc.
5.50%, 9/15/14	840	281,400
CSC Holdings, Inc.
8.50%, 4/15/14 (b)	245	248,675
Univision Communications, Inc.
12.00%, 7/01/14 (b)	63	66,150

		596,225

Consumer Cyclical - Automotive - 0.0%
The Goodyear Tire & Rubber Co.
9.00%, 7/01/15	250	253,750

Consumer Cyclical - Other - 0.2%
Sheraton Holding Corp.
7.375%, 11/15/15	789	751,523
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12	422	424,110
Wyndham Worldwide Corp.
6.00%, 12/01/16	666	580,179

		1,755,812

Consumer Non-Cyclical - 0.1%
Bausch & Lomb, Inc.
9.875%, 11/01/15	235	235,588
HCA, Inc.
7.875%, 2/15/20 (b)	185	180,375
8.50%, 4/15/19 (b)	65	65,406

		481,369

Technology - 0.0%
Flextronics International Ltd.
6.50%, 5/15/13	170	162,775

		6,275,114

Financial Institutions - 0.6%
Banking - 0.2%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	559	503,100
NB Capital Trust IV
8.25%, 4/15/27	485	443,775
Northern Rock PLC
5.60%, 4/30/14 (b)(d)	2,975	290,062
RBS Capital Trust III
5.512%, 9/30/14 (d)	1,100	462,000

		1,698,937

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
7.875%, 11/01/09 (f)	845	147,875

Finance - 0.3%
American General Finance Corp.
5.85%, 6/01/13	890	601,352
Series I
4.875%, 7/15/12	405	284,509
CIT Group, Inc.
5.00%, 2/01/15	940	528,991
7.625%, 11/30/12	875	495,746

		1,910,598

Insurance - 0.1%
ING Capital Funding Trust III
8.439%, 12/31/10 (d)	1,000	570,000
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)	520	364,000

		934,000

		4,691,410

Utility - 0.2%
Electric - 0.2%
The AES Corp.
7.75%, 3/01/14	50	48,688
Dynegy Holdings, Inc.
8.375%, 5/01/16	395	319,950
Edison Mission Energy
7.00%, 5/15/17	280	213,850
NRG Energy, Inc.
7.25%, 2/01/14	365	354,962
RRI Energy, Inc.
7.625%, 6/15/14	145	132,675

		1,070,125

Total Corporates - Non-Investment Grades (cost $18,847,439)		12,036,649

INFLATION-LINKED SECURITIES - 0.8%
United States - 0.8%
U.S. Treasury Notes
3.00%, 7/15/12 (TIPS) (cost $6,276,326)	5,949	6,247,810

AGENCIES - 0.8%
Agency Debentures - 0.8%
Federal National Mortgage Association
6.25%, 5/15/29	4,745	5,682,185
6.625%, 11/15/30	375	471,085

Total Agencies (cost $5,948,469)		6,153,270

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Brazil - 0.3%
Republic of Brazil
8.25%, 1/20/34	1,650	2,041,875

Peru - 0.2%
Republic of Peru
8.375%, 5/03/16	385	450,450
9.875%, 2/06/15	835	1,033,313

		1,483,763

Poland - 0.1%
Poland Government International Bond
6.375%, 7/15/19	1,090	1,169,025

Russia - 0.1%
Russian Federation
7.50%, 3/31/30 (b)(c)	850	870,840

Total Governments - Sovereign Bonds (cost $5,116,070)		5,565,503

ASSET-BACKED SECURITIES - 0.7%
Home Equity Loans - Floating Rate - 0.5%
HFC Home Equity Loan Asset Backed Certificates
Series 2007-1, Class M1
0.65%, 3/20/36 (e)	2,680	1,536,852
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
0.376%, 11/25/36 (e)	1,434	1,018,601
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.40%, 4/25/37 (e)	1,618	1,009,319
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.63%, 3/25/37 (e)	930	21,865

		3,586,637

Credit Cards - Fixed Rate - 0.1%
Capital One Multi-Asset Execution Trust
Series 2008-A5, Class A5
4.85%, 2/18/14	925	969,818

Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	2,343	505,125

Other ABS - Floating Rate - 0.0%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
1.366%, 2/25/47 (b)(e)	795	11,925

Total Asset-Backed Securities (cost $10,723,326)		5,073,505

	Shares
PREFERRED STOCKS - 0.4%
Utility - 0.2%
Other Utility - 0.2%
Dte Energy Trust I
7.80%	45,000	1,128,150

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)	1,200	1,120,500

Financial Institutions - 0.1%
Banking - 0.1%
Royal Bank of Scotland Group PLC
5.75%	50,000	455,500

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (d)	18,050	38,627
Federal National Mortgage Association
8.25% (d)	26,650	53,300

		91,927

Total Preferred Stocks (cost $4,939,590)		2,796,077

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Russia - 0.3%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (b)	$905	812,238
7.75%, 5/29/18 (b)	1,925	1,857,625

Total Quasi-Sovereigns (cost $2,781,238)		2,669,863

CMOS - 0.0%
Non-Agency ARMS - 0.0%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.131%, 6/26/35 (b)	244	236,903

Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
0.576%, 4/25/47 (e)	780	7,641

Total CMOs (cost $1,019,499)		244,544

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA
7.625%, 7/23/19 (b) (cost $217,225)	218	232,453

	Shares
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g) (cost $15,161,315)	15,161,315	15,161,315

Total Investments - 100.5% (cost $735,804,398) (h)		765,998,605
Other assets less liabilities - (0.5)%		(3,978,699)

Net Assets - 100.0%		$762,019,906

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate market value of these securities amounted to $18,404,145 or 2.4% of net assets.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2009.
(d)	Variable rate coupon, rate shown as of August 31, 2009.
(e)	Floating Rate Security. Stated interest rate was in effect at August 31, 2009.
(f)	Security is in default and is non-income producing.
(g)	Investment in affiliated money market mutual fund.
(h)	As of August 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,858,590 and gross unrealized depreciation of investments was $(36,664,383), resulting in net unrealized appreciation of $30,194,207.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of August 31, 2009, the fund’s total exposure to subprime investments was 0.54% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

ABS	- Asset-Backed Securities
ADR	- American Depositary Receipt
ARMS	- Adjustable Rate Mortgages
CMBS	- Commercial Mortgage-Backed Securities
LP	- Limited Partnership
OJSC	- Open Joint Stock Company
REIT	- Real Estate Investment Trust
TIPS	- Treasury Inflation Protected Security

FINANCIAL ACCOUNTING STANDARDS NO. 157

August 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$499,066,447	$—	$—	$499,066,447
Corporates - Investment Grades	—	95,951,765	2,801,230	98,752,995
Mortgage Pass-Thru’s	—	50,814,764	—	50,814,764
Commercial Mortgage-Backed Securities	—	30,834,172	1,290,392	32,124,564
Governments - Treasuries	—	29,058,846	—	29,058,846
Corporates - Non-Investment Grades	—	11,666,874	369,775	12,036,649
Inflation-Linked Securities	—	6,247,810	—	6,247,810
Agencies	—	6,153,270	—	6,153,270
Governments - Sovereign Bonds	—	2,354,603	3,210,900	5,565,503
Asset-Backed Securities	—	969,819	4,103,686	5,073,505
Preferred Stocks	—	2,796,077	—	2,796,077
Quasi-Sovereigns	—	—	2,669,863	2,669,863
CMOs	—	—	244,544	244,544
Emerging Markets - Corporate Bonds	—	232,453	—	232,453
Short-Term Investments	15,161,315	—	—	15,161,315

Total Investments in Securities	514,227,762	237,080,453	14,690,390	765,998,605
Other Financial Instruments*	—	—	—	—

Total	$514,227,762	$237,080,453	$14,690,390	$765,998,605

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporates Investment Grades	Commercial Mortgage - Backed Securities	Corporates - Non Investment Grades	Governments - Sovereign Bonds
Balance as of 11/30/08	$353,576	$—	$—	$1,724,250
Accrued discounts /premiums	5,123	14,986	(88)	(1,556)
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation/depreciation	711,578	186,062	171,522	397,224
Net purchases (sales)	611,319	—	62,891	1,090,982
Net transfers in and/or out of Level 3	1,119,634	1,089,344	135,450	—

Balance as of 8/31/09	$2,801,230	$1,290,392	$369,775	$3,210,900

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/09	$711,578	$186,062	$171,522	$397,224

	Asset-Backed Securities	Quasi - Sovereigns	CMOs	Total
Balance as of 11/30/08	$5,025,609	$443,450	$652,257	$8,199,142
Accrued discounts /premiums	402	3,554	230	22,651
Realized gain (loss)	25	—	7,276	7,301
Change in unrealized appreciation/depreciation	(253,424)	1,084,414	148,380	2,445,756
Net purchases (sales)	(668,926)	—	(563,599)	532,667
Net transfers in and/or out of Level 3	—	1,138,445	—	3,482,873

Balance as of 8/31/09	$4,103,686	$2,669,863	$244,544	$14,690,390

Net change in unrealized appreciation/depreciation from Investments held as of 8/31/09	$(253,424)	$1,084,414	$148,380	$2,445,756

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 24, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 24, 2009